BASIC AND DILUTED LOSS PER SHARE (Tables)	12 Months Ended
Sep. 30, 2024
Earnings Per Share [Abstract]
SCHEDULE OF BASIC AND DILUTED LOSS PER SHARE

Basic and diluted loss per share have been calculated in accordance with ASC 260 on computation of loss per share for each of the years ended September 30, 2024, 2023 and 2022 are calculated as follows:

	Years Ended September 30,
	2024	2023	2022
Basic and diluted loss per share calculation
Numerator:
Net loss attributable to ordinary shareholders, basic and diluted	$(1,280,661)	$(2,670,075)	$(7,062,542)
Denominator:
Weighted-average ordinary shares outstanding, basic and diluted	31,335,616	28,204,585	25,931,452
Loss per share attributable to ordinary shareholders:
Basic	(0.04)	(0.09)	(0.27)
Diluted	(0.04)	(0.09)	(0.27)